BORROWINGS - Corporate Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Corporate revolving credit facility
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 820	$ 510
Corporate revolving credit facility | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.20%
Medium Term Notes, Public - Canadian - Maturing October 30, 2020
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 0	275
Medium Term Notes, Public - Canadian - Maturing October 30, 2020 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%
Medium Term Notes, Public - Canadian - Maturing March 11, 2022
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 346	330
Medium Term Notes, Public - Canadian - Maturing March 11, 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 231	220
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.30%
Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 308	293
Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.30%
Medium-term Notes, Maturing September 11, 2028
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 384	365
Medium-term Notes, Maturing September 11, 2028 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.20%
Medium-term Notes, Maturing October 9, 2029
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 386	0
Medium-term Notes, Maturing October 9, 2029 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.40%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Non-recourse borrowings	$ 2,475	$ 1,993